SCHEDULE OF CONDENSED BALANCE SHEET (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Aug. 31, 2023	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total current assets	$ 41,896,040	$ 41,594,601
Total assets	49,235,081	51,280,390
Total current liabilities	18,030,820	16,883,491
Total liabilities	$ 18,040,009	17,235,347
Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total current assets		41,594,601		$ 47,113,839
Total assets		51,280,390		55,720,231
Total current liabilities		16,883,491		30,147,346
Total liabilities		$ 17,235,347		30,159,520
Kuangre SH [Member] | Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total current assets			$ 47,166,299	47,427,874
Total assets			53,373,577	55,420,349
Total current liabilities			42,047,344	48,814,652
Total liabilities			$ 42,047,344	$ 48,827,831